Inventories	9 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Raw materials	$7,768	$6,910
Work-in-process	16,806	13,849
Finished goods	86,490	67,653
	$111,064	$88,412

During the quarter ended September 30, 2015, we recorded a $2.1 million charge to Cost of sales to recognize the loss of inventory associated with our U.S. distributor transitions following distributor conversions associated with our direct sales initiative, our OrthoRecon divestiture and our recent acquisitions prior to 2015. We have analyzed the impact of this adjustment and determined that this out-of-period charge did not have a material impact to the prior period or current period financial statements.